Putnam
Vista
Fund


SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

1-31-01

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

The market environment that prevailed throughout the first half of Putnam Vista Fund's current fiscal year is one that most equity investors will not recall with fond memories. The current volatility underscores the wisdom of considering a fund's long-term investment results when evaluating its performance.

The midsize companies in which your fund invests were selected on the basis of their potential for solid long-term growth, an attribute that has been the major driver of the fund's enviable record over time. However, as recent events have demonstrated, they enjoyed a period of stock market favor during fiscal 2000, only to be swept up in the broad market's decline just as fiscal 2001 began. While past performance can never be used as a gauge of future results, we believe it is fair to expect that when the market resumes its upward slope, the fund will reflect the move in a positive way.

On the following pages, your fund's management team reviews performance during the first half of fiscal 2001 and discusses prospects for the months ahead.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
March 21, 2001

REPORT FROM FUND MANAGEMENT

Eric M. Wetlaufer
Anthony C. Santosus
Dana F. Clark
Margery C. Parker

During the six months ended January 31, 2001, midsize growth companies gave back some of the performance they had enjoyed over the past two years. This decline reflected the difficulties encountered by growth companies across a fairly wide spectrum of the market. In particular, technology companies struggled to match the market-leading results they had posted for several years. For their part, midsize companies held up fairly well compared to their large-company brethren, but not enough to help Putnam Vista Fund end the period in positive territory.

Total return for 6 months ended 1/31/01

      Class A            Class B           Class C           Class M
    NAV     POP        NAV    CDSC       NAV    CDSC       NAV     POP
-------------------------------------------------------------------------
  -11.30%  -16.42%   -11.63%  -14.98%  -11.69%  -12.37%  -11.47%  -14.58%
-------------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

* MIDSIZE GROWTH STOCKS CAUGHT IN TECHNOLOGY DOWNDRAFT

Growth stocks had posted significantly stronger performance than the rest of the market through much of the late 1990s and into early 2000. Investors were willing to pay for growth at any price, regardless of extended stock valuations. In particular, rampant speculation helped drive technology shares to very high levels. Midsize growth stocks, which had been slower to appreciate, enjoyed a particularly strong run through mid-2000, coming into favor due to their relatively attractive valuations.

The positive backdrop for growth changed dramatically later in the year. The third and fourth quarters proved to be especially volatile and damaging to technology stocks. A combination of factors slowed spending on technology products and services, diminishing the earnings growth of many technology companies. First, the high stock valuations early in 2000 reflected high levels of business investment in technology, much of it designed to prepare for the Y2K computer bug. This spending slowed dramatically in the second half of the year. Second, while there were shortages of semiconductors and cellular telephones in the first half of the year, that situation corrected itself, and inventory levels rose, driving stock prices lower. Third, many dot-com companies with ill-conceived business models went out of business. Finally, the broad economic slowdown that followed the Federal Reserve Board's interest-rate increases in early 2000 reduced both consumer and business spending on technology. As these trends reduced earnings in the technology sector, stock prices and valuations declined.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Electronics             12.3%

Biotechnology           12.1%

Software                11.1%

Pharmaceuticals          7.3%

Energy                   5.9%

Footnote reads:
*Based on net assets as of 1/31/01. Holdings will vary over time.

The momentum shifted during the first few days of January 2001, sparked by the Fed's surprise announcement that it was immediately cutting short-term rates in order to bolster the economy. The Fed followed through with yet another decrease in short-term rates at its meeting at the end of January. These two rate cuts, along with the promise of tax cuts offered by President Bush, introduced a more optimistic outlook to the market, but the volatility continued unabated.

* FUND'S FOCUS SHIFTED INTO BIOTECHNOLOGY

During the course of 2000, we dramatically reduced the fund's holdings in the technology sector. This move proved to be beneficial due to the underperformance of the sector, and was a result of our belief that the sector is susceptible to cyclical trends. With the economy slowing, we felt it was best to limit our technology investments to high-quality companies offering business models that could create sustainable profitability.

Concurrent with our moves out of technology were increases in the fund's biotechnology, energy, and financial services holdings. Biotech stocks, especially those of companies that create new drugs, saw the most significant increase. Midsize biotech companies, which generally have been in business for a number of years and have experienced management teams, have shortened the amount of time it takes to bring their new products to market. What's more, these companies now have a catalogue of new products that are producing revenues. Larger pharmaceutical companies need these new drugs to add to their distribution pipelines as patents expire on earlier products. The larger pharmaceutical firms have the funds for new product development, and are willing to spend them in order to deliver growth to their shareholders. As a result, they look to partner with midsize biotech companies to obtain faster access to new products.

"Investors should expect more volatility in the coming months.
Fundamentally, some companies may continue to disappoint as they work down their inventories. We will try to make the most of those opportunities by picking up high-quality companies at attractive valuations."

-- Eric Wetlaufer, portfolio manager, Putnam Vista Fund


Given the uncertain economic environment, biotech companies also attracted us because they are not cyclical businesses: demand for drugs is constant. Within the sector, we favored specialty drug producers such as depression drug manufacturer Forest Laboratories and Protein Design Laboratories, which develops monoclonal antibodies for treatment of viral and autoimmune diseases, as well as cancer. We also invested in genetic research firms including Millenium Pharmaceuticals, Human Genome Sciences, and Applied Bio. While these holdings, along with others discussed in this report, were viewed favorably at the end of the period, all are subject to review and adjustment in accordance with the fund's investment strategy, and may vary in the future.

* ENERGY AND FINANCIAL SERVICES ALSO VIEWED FAVORABLY

Relative to its benchmark index, your fund maintained an overweighted position in the energy sector, due to our belief that energy prices will remain at higher levels, and that the companies we've selected offer strong fundamentals against a backdrop of dwindling supply and sustained demand. Most energy companies in the mid-cap arena are involved with energy services and drilling. Through much of the late 1990s, major oil companies spent very little capital on finding and extracting new sources of oil because oil prices were so low. With energy prices significantly higher, integrated oil corporations want to spend more but are faced with a shortage of equipment and manpower. In addition, it takes time to find and produce oil once capital spending has begun. As a result, large energy providers are currently willing to pay a premium to energy service firms to find new sources of energy. As the economy continues to grow, demand for energy will continue to put pressure on supply, and the companies we've chosen, including BJ Services, Devon Energy and Smith International, should benefit.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Peregrine Systems, Inc.
Software

Allergan, Inc.
Pharmaceuticals

Palm, Inc.
Computers

Symbol Technologies, Inc.
Technology services

Brocade Communications Systems
Communications equipment

Applera Corp-Applied Biosystems Group
Biotechnology

Rational Software Corp.
Software

PerkinElmer, Inc.
Electronics

MedImmune, Inc.
Biotechnology

Fiserv, Inc.
Technology services

Footnote reads:
These holdings represent 20.9% of the fund's net assets as of 1/31/01. Portfolio holdings will vary over time.


Within financial services, our weighting has shifted from an underweighted to an overweighted position. This sector was appealing due to attractive valuations as well as the improving interest rate picture late in the period. We tended to favor the property/casualty insurers and reinsurers because of improvements in their pricing. Investments in the financial services area included Ace Limited, XL Capital, M&T Bank, and Zions Bank.

* OUTLOOK CALLS FOR PATIENCE

At the moment, credit quality is a concern within the mid-cap universe. As the economy and the markets find their footing, the lowest-quality holdings -- those that delivered the poorest performance during the downturn -- have been the first to rebound. However, we are not going to change our quality standards to jump on this bandwagon.

Investors should expect more volatility in the coming months. Fundamentally, some companies may continue to disappoint as they work down their inventories. We will try to make the most of those opportunities by picking up high-quality companies at attractive valuations. Since mid-cap valuations are about on par with large-cap growth stocks, the performance advantages your fund has enjoyed over the past two years is not likely to continue over the near term. However, as the companies we favor become more attractive from a valuation standpoint, we will add or increase positions with a view toward longer-term performance.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 1/31/01, there is no guarantee the fund will continue to hold these securities in the future. The fund invests all or a portion of its assets in small- to medium-sized companies. Such investments increase the risk of greater price fluctuation.


A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for semiannual and annual reports and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Vista Fund is designed for investors seeking capital appreciation primarily through common stocks of midsized companies believe to offer above-average growth potential.

TOTAL RETURN FOR PERIODS ENDED 1/31/01

                      Class A         Class B         Class C        Class M
(inception dates)    (6/3/68)        (3/1/93)        (7/26/99)      (12/8/94)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months        -11.30% -16.42% -11.63% -14.98% -11.69% -12.37% -11.47% -14.58%
------------------------------------------------------------------------------
1 year           -0.81   -6.50   -1.58   -5.32   -1.61   -2.38   -1.34   -4.80
------------------------------------------------------------------------------
5 years         169.11  153.71  159.26  157.26  158.95  158.95  162.65  153.36
Annual average   21.90   20.47   20.99   20.80   20.96   20.96   21.30   20.43
------------------------------------------------------------------------------
10 years        550.66  512.80  502.50  502.50  503.70  503.70  518.26  496.89
Annual average   20.60   19.88   19.67   19.67   19.70   19.70   19.98   19.56
------------------------------------------------------------------------------
Annual average
(life of fund)   12.26   12.06   11.22   11.22   11.41   11.41   11.50   11.38
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/01

                                Russell Midcap           Consumer
                                Growth Index            price index
------------------------------------------------------------------------------
6 months                           -11.19%                 1.68%
------------------------------------------------------------------------------
1 year                              -6.69                  3.84
------------------------------------------------------------------------------
5 years                            135.33                 13.57
Annual average                      18.66                  2.58
------------------------------------------------------------------------------
10 years                           419.00                 30.53
Annual average                      17.90                  2.70
------------------------------------------------------------------------------
Annual average
(life of fund)                         --*                 5.11
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-year, 5- and 10-year, if available, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

*This index began operations on 12/31/85.

PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 1/31/01

                         Class A       Class B      Class C      Class M
-----------------------------------------------------------------------------
Distributions (number)      1             1            1            1
-----------------------------------------------------------------------------
Capital gains
  Long-term             $1.9050       $1.9050       $1.9050      $1.9050
-----------------------------------------------------------------------------
  Short-term             1.9140        1.9140        1.9140       1.9140
-----------------------------------------------------------------------------
  Total                 $3.8190       $3.8190       $3.8190      $3.8190
-----------------------------------------------------------------------------
Share value:          NAV     POP        NAV           NAV     NAV     POP
-----------------------------------------------------------------------------
7/31/00              $19.10  $20.27   $17.73        $18.95    $18.40  $19.07
-----------------------------------------------------------------------------
1/31/01               13.16   13.96    11.89         12.96     12.51   12.96
-----------------------------------------------------------------------------


TOTAL RETURN FOR PERIODS ENDED 12/31/00 (most recent calendar quarter)

                      Class A         Class B         Class C        Class M
(inception dates)    (6/3/68)        (3/1/93)        (7/26/99)      (12/8/94)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months        -17.59% -22.33% -17.87% -20.99% -17.88% -18.51% -17.80% -20.67%
------------------------------------------------------------------------------
1 year           -4.00   -9.54   -4.71   -8.33   -4.77   -5.50   -4.50   -7.83
------------------------------------------------------------------------------
5 years         165.08  149.72  155.71  153.71  155.29  155.29  158.77  149.66
Annual average   21.53   20.09   20.66   20.47   20.62   20.62   20.94   20.08
------------------------------------------------------------------------------
10 years        575.31  536.31  525.96  525.96  526.49  526.49  541.83  519.56
Annual average   21.05   20.33   20.13   20.13   20.14   20.14   20.43   20.01
------------------------------------------------------------------------------
Annual average
(life of fund)   12.25   12.05   11.22   11.22   11.41   11.41   11.50   11.38
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The index assumes reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



THE FUND'S PORTFOLIO
January 31, 2001 (Unaudited)

COMMON STOCKS (95.7%) (a)
NUMBER OF SHARES                                                                                              VALUE
Advertising and Marketing Services (0.9%)
-------------------------------------------------------------------------------------------------------------------
          1,914,900 Lamar Advertising Co. (NON)                                                      $   90,598,706

Banking (1.4%)
-------------------------------------------------------------------------------------------------------------------
          1,233,620 M & T Bank Corp.                                                                     84,256,246
          1,145,600 Zions Bancorp                                                                        64,010,400
                                                                                                      -------------
                                                                                                        148,266,646

Biotechnology (12.1%)
-------------------------------------------------------------------------------------------------------------------
          1,142,100 Abgenix, Inc. (NON)                                                                  47,968,200
          2,636,200 Applera Corp-Applied Biosystems Group                                               221,440,800
            878,667 Diversa Corp. (NON)                                                                  22,296,175
          1,000,400 Gilead Sciences, Inc. (NON)                                                          67,714,575
          1,013,500 Human Genome Sciences, Inc. (NON)                                                    61,823,500
          2,294,100 IDEC Pharmaceuticals Corp. (NON)                                                    134,921,756
          1,875,345 IDEXX Laboratories, Inc. (NON) (AFF)                                                 41,609,217
          4,874,800 Immunex Corp. (NON)                                                                 149,290,750
            892,200 Medarex, Inc. (NON)                                                                  29,108,025
          4,607,200 MedImmune, Inc. (NON)                                                               183,136,200
          2,570,800 Millennium Pharmaceuticals, Inc. (NON)                                              128,861,350
          1,069,000 Protein Design Labs, Inc. (NON)                                                      79,039,188
          1,718,100 Waters Corp. (NON)                                                                  126,331,893
                                                                                                      -------------
                                                                                                      1,293,541,629

Broadcasting (1.6%)
-------------------------------------------------------------------------------------------------------------------
            283,200 Cox Radio, Inc. Class A (NON)                                                         7,640,736
            940,312 Radio One, Inc. Class A (NON)                                                        15,044,992
          1,409,224 Radio One, Inc. Class D (NON)                                                        21,138,360
          1,966,877 Spanish Broadcasting System, Inc. Class A (NON)                                      10,817,824
          2,856,000 Univision Communications, Inc. Class A (NON)                                        121,751,280
                                                                                                      -------------
                                                                                                        176,393,192

Cable Television (0.5%)
-------------------------------------------------------------------------------------------------------------------
            628,900 Cablevision Systems Corp. Class A (NON)                                              55,035,039

Chemicals (0.7%)
-------------------------------------------------------------------------------------------------------------------
          1,926,014 Ecolab, Inc.                                                                         80,025,882

Commercial and Consumer Services (2.6%)
-------------------------------------------------------------------------------------------------------------------
          2,587,900 Cintas Corp.                                                                        120,822,581
            688,400 Macrovision Corp. (NON)                                                              51,630,000
          3,777,600 Moody's Corp.                                                                       105,772,800
                                                                                                      -------------
                                                                                                        278,225,381

Communications Equipment (4.9%)
-------------------------------------------------------------------------------------------------------------------
          2,539,000 Brocade Communications Systems (NON) (SEG)                                          229,303,438
            529,420 Comverse Technology, Inc. (NON)                                                      59,989,904
          1,605,600 Polycom, Inc. (NON)                                                                  45,257,850
          3,268,600 Redback Networks, Inc. (NON)                                                        156,484,225
            815,300 Sonus Networks, Inc. (NON)                                                           37,401,888
                                                                                                      -------------
                                                                                                        528,437,305

Computers (2.4%)
-------------------------------------------------------------------------------------------------------------------
          9,290,400 Palm, Inc. (NON)                                                                    252,002,100

Consumer Finance (2.3%)
-------------------------------------------------------------------------------------------------------------------
          1,831,700 Capital One Financial Corp.                                                         115,433,734
          2,306,300 Providian Financial Corp.                                                           134,572,605
                                                                                                      -------------
                                                                                                        250,006,339

Consumer Goods (0.2%)
-------------------------------------------------------------------------------------------------------------------
            453,800 Estee Lauder Cos. Class A                                                            17,289,780

Distribution (0.4%)
-------------------------------------------------------------------------------------------------------------------
          1,543,800 SYSCO Corp.                                                                          41,559,096

Electric Utilities (0.6%)
-------------------------------------------------------------------------------------------------------------------
          2,149,400 CMS Energy Corp.                                                                     63,407,300

Electronics (12.3%)
-------------------------------------------------------------------------------------------------------------------
          2,281,800 Applied Micro Circuits Corp. (NON)                                                  167,712,300
          8,327,400 Atmel Corp. (NON)                                                                   141,565,800
            450,000 Avanex Corp. (NON)                                                                   29,081,250
          1,309,500 Emulex Corp. (NON)                                                                  121,783,500
          3,480,800 Finisar Corp. (NON)                                                                 126,614,100
          1,570,400 GlobeSpan, Inc. (NON)                                                                56,239,950
            528,800 Maxim Integrated Products, Inc. (NON)                                                32,289,850
          1,940,700 PerkinElmer, Inc.                                                                   189,198,843
          1,449,600 PMC - Sierra, Inc. (NON)                                                            109,535,400
          1,186,300 QLogic Corp. (NON)                                                                  104,394,400
          1,473,500 SanDisk Corp. (NON)                                                                  47,059,906
          1,414,000 Sawtek, Inc. (NON)                                                                   39,150,125
          2,169,900 Vitesse Semiconductor Corp. (NON)                                                   154,198,519
                                                                                                      -------------
                                                                                                      1,318,823,943

Energy (5.9%)
-------------------------------------------------------------------------------------------------------------------
            476,300 BJ Services Co. (NON)                                                                37,284,764
          1,018,900 Cooper Cameron Corp. (NON)                                                           65,443,947
          5,119,300 Global Marine, Inc. (NON)                                                           147,179,875
          1,077,100 Nabors Industries, Inc. (NON)                                                        63,559,671
          1,868,000 Smith International, Inc. (NON)                                                     142,154,800
          3,803,200 Transocean Sedco Forex, Inc.                                                        172,855,440
                                                                                                      -------------
                                                                                                        628,478,497

Financial (0.6%)
-------------------------------------------------------------------------------------------------------------------
          1,649,300 Intuit, Inc. (NON)                                                                   65,147,350

Gaming & Lottery (0.4%)
-------------------------------------------------------------------------------------------------------------------
            872,700 International Game Technology (NON)                                                  41,776,149

Health Care Services (2.0%)
-------------------------------------------------------------------------------------------------------------------
            362,500 Laboratory Corp. of America Holdings (NON)                                           49,379,750
            915,300 Quest Diagnostics, Inc. (NON)                                                        94,733,550
          1,234,800 UnitedHealth Group, Inc.                                                             69,655,068
                                                                                                      -------------
                                                                                                        213,768,368

Insurance (1.3%)
-------------------------------------------------------------------------------------------------------------------
          1,978,755 Ace Ltd.                                                                             73,213,935
            938,600 XL Capital, Ltd. Class A (Bermuda)                                                   69,625,348
                                                                                                      -------------
                                                                                                        142,839,283

Investment Banking/Brokerage (1.0%)
-------------------------------------------------------------------------------------------------------------------
          1,960,100 Legg Mason, Inc.                                                                    108,334,727

Leisure (1.6%)
-------------------------------------------------------------------------------------------------------------------
          3,704,700 Harley-Davidson, Inc.                                                               168,156,333

Lodging/Tourism (0.5%)
-------------------------------------------------------------------------------------------------------------------
            774,600 Four Seasons Hotels, Inc. (Canada)                                                   54,493,110

Manufacturing (0.6%)
-------------------------------------------------------------------------------------------------------------------
            952,900 Danaher Corp.                                                                        61,442,992

Medical Technology (0.2%)
-------------------------------------------------------------------------------------------------------------------
            496,000 Stryker Corp.                                                                        22,419,200

Natural Gas Utilities (0.6%)
-------------------------------------------------------------------------------------------------------------------
          1,419,600 Dynegy, Inc.                                                                         69,134,520

Oil & Gas (1.6%)
-------------------------------------------------------------------------------------------------------------------
          1,743,500 Devon Energy Corp.                                                                   95,543,800
          1,301,000 Murphy Oil Corp.                                                                     75,379,940
                                                                                                      -------------
                                                                                                        170,923,740

Pharmaceuticals (7.3%)
-------------------------------------------------------------------------------------------------------------------
          3,203,600 Allergan, Inc.                                                                      261,894,300
            743,600 Andrx Group (NON)                                                                    48,984,650
          1,879,300 Forest Laboratories, Inc. (NON)                                                     125,837,928
          2,114,600 Inhale Therapeutic Systems (NON)                                                     81,015,613
          3,684,450 IVAX Corp. (NON)                                                                    127,850,415
          1,986,600 Sepracor, Inc. (NON)                                                                131,115,600
                                                                                                      -------------
                                                                                                        776,698,506

Power Producers (1.9%)
-------------------------------------------------------------------------------------------------------------------
          3,766,000 Calpine Corp. (NON)                                                                 150,301,060
          2,407,300 Mirant Corp. (NON)                                                                   58,497,390
                                                                                                      -------------
                                                                                                        208,798,450

Real Estate (0.3%)
-------------------------------------------------------------------------------------------------------------------
            818,700 Boston Properties, Inc. (R)                                                          33,239,220

Restaurants (2.4%)
-------------------------------------------------------------------------------------------------------------------
          4,676,400 Darden Restaurants, Inc.                                                            101,057,004
          3,184,500 Starbucks Corp. (NON)                                                               159,025,969
                                                                                                      -------------
                                                                                                        260,082,973

Retail (3.5%)
-------------------------------------------------------------------------------------------------------------------
          1,773,200 BJ's Wholesale Club, Inc. (NON)                                                      75,804,300
          5,758,400 Family Dollar Stores, Inc.                                                          142,520,400
          1,607,914 RadioShack Corp.                                                                     88,499,587
          1,830,500 Tiffany & Co.                                                                        68,607,140
                                                                                                      -------------
                                                                                                        375,431,427

Software (11.1%)
-------------------------------------------------------------------------------------------------------------------
            199,500 Informatica Corp. (NON)                                                               6,159,563
          1,419,100 Internet Security Systems, Inc. (NON)                                               100,844,794
          1,186,300 Mercury Interactive Corp. (NON)                                                     103,059,813
          1,676,000 Micromuse, Inc. (NON)                                                               135,441,750
          1,564,200 Openwave Systems, Inc. (NON)                                                        108,320,850
          9,199,900 Peregrine Systems, Inc. (NON) (AFF)                                                 281,746,938
          3,960,200 Rational Software Corp. (NON)                                                       205,682,888
          1,837,500 Retek, Inc. (NON)                                                                    61,441,406
          2,645,200 TIBCO Software, Inc. (NON)                                                          100,352,275
          1,038,100 Vignette Corp. (NON)                                                                  8,629,206
            914,000 webMethods, Inc. (NON)                                                               78,489,750
                                                                                                      -------------
                                                                                                      1,190,169,233

Technology Services (5.7%)
-------------------------------------------------------------------------------------------------------------------
          3,208,500 Convergys Corp. (NON)                                                               152,435,832
          1,342,700 DiamondCluster International, Inc. (NON) (AFF)                                       47,665,850
          3,352,625 Fiserv, Inc. (NON)                                                                  173,707,883
          4,979,300 Symbol Technologies, Inc.                                                           235,520,890
                                                                                                      -------------
                                                                                                        609,330,455

Telecommunications (4.1%)
-------------------------------------------------------------------------------------------------------------------
          3,503,200 Crown Castle International Corp. (NON)                                               97,870,650
          6,676,054 McLeodUSA, Inc. Class A (NON)                                                       124,758,960
          1,465,500 Research in Motion Ltd. (Canada) (NON)                                               96,448,219
          1,095,000 Telephone and Data Systems, Inc.                                                    115,522,500
                                                                                                      -------------
                                                                                                        434,600,329

Transaction Processing (0.2%)
-------------------------------------------------------------------------------------------------------------------
            594,600 Concord EFS, Inc. (NON)                                                              26,060,203
                                                                                                    ---------------
                    Total Common Stocks (cost $9,542,113,815)                                       $10,254,937,403

SHORT-TERM INVESTMENTS (12.2%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
     $1,021,423,100 Short-term investments held as collateral
                    for loaned securities (d)                                                       $  1,014,914,363
         50,000,000 Bank of Nova Scotia Corp., effective yield of 6.38%,
                    February 6, 2001                                                                     49,955,694
         75,000,000 Delaware Funding Corp., effective yield of 6.00%,
                    February 1, 2001                                                                     75,000,000
         50,000,000 National Australia Funding (DE) Inc., effective yield
                    of 5.47%, February 7, 2001                                                           49,946,819
         54,747,000 Interest in $900,000,000 joint repurchase agreement dated January 31, 2001 with S.B.C. Warburg Securities
                    due February 1, 2001 with respect to various U.S.
                    Government obligations -- maturity value of
                    $54,755,729.10 for an effective yield of 5.74%                                       54,747,000
         67,073,000 Interest in $500,000,000 joint repurchase agreement dated January 31, 2001 with Goldman Sachs & Co.
                    due February 1, 2001 with respect to various
                    U.S. Government obligations -- maturity value of
                    $67,083,638.52 for an effective yield of 5.71%                                       67,073,000
                                                                                                    ---------------
                    Total Short-Term Investments (cost $1,311,636,876)                              $ 1,311,636,876
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $10,853,750,691) (b)                                    $11,566,574,279
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $10,712,228,863.

  (b) The aggregate identified cost on a tax basis is $10,867,736,668, resulting in gross unrealized appreciation and depreciation of $2,021,604,633 and $1,322,767,022, respectively, or net unrealized appreciation of $698,837,611.

(SEG) A portion of this security was segregated with the custodian to cover margin requirements for futures contracts at January 31, 2001

(NON) Non-income-producing security.

  (R) Real Estate Investment Trust.

(AFF) Affiliated Companies (Note 5).

  (d) See footnote 1 to financial statements on page 27.

------------------------------------------------------------------------------
Futures Contracts Outstanding at January 31, 2001 (Unaudited)
                                  Aggregate Face   Expiration    Unrealized
                    Total Value       Value           Date      Appreciation
------------------------------------------------------------------------------
S&P 500 Index
(Long)             $391,276,500    $383,098,198      Mar-01      $8,178,302
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
January 31, 2001 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value, including $966,242,352 of
securities on loan (identified cost $10,853,750,691) (Note 1)               $11,566,574,279
-------------------------------------------------------------------------------------------
Cash                                                                             26,262,888
-------------------------------------------------------------------------------------------
Dividends, interest, and other receivables                                        1,507,490
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                           26,384,361
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                  249,844,853
-------------------------------------------------------------------------------------------
Total assets                                                                 11,870,573,871

Liabilities
-------------------------------------------------------------------------------------------
Payable for variation margin                                                      2,510,691
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 96,738,013
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                       26,495,965
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                     12,255,169
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                        1,487,034
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        81,183
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                         12,248
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                            3,793,525
-------------------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                            1,014,914,363
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               56,817
-------------------------------------------------------------------------------------------
Total liabilities                                                             1,158,345,008
-------------------------------------------------------------------------------------------
Net assets                                                                  $10,712,228,863

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                             $10,410,926,455
-------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                        (38,282,273)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                          (381,417,209)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                      721,001,890
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                  $10,712,228,863

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($6,426,805,500 divided by 488,485,700 shares)                                       $13.16
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $13.16)*                              $13.96
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($2,747,780,123 divided by 231,044,031 shares)**                                     $11.89
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($149,127,198 divided by 11,504,211 shares)**                                        $12.96
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($219,303,061 divided by 17,533,778 shares)                                          $12.51
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $12.51)*                              $12.96
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($1,169,212,981 divided by 86,516,063 shares)                                        $13.51
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended January 31, 2001 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Dividends                                                                   $     9,833,216
-------------------------------------------------------------------------------------------
Interest                                                                         10,026,328
-------------------------------------------------------------------------------------------
Securities lending                                                                  333,387
-------------------------------------------------------------------------------------------
Total investment income                                                          20,192,931

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                 26,065,990
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                    7,451,758
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    59,237
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     18,530
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             8,627,903
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                            14,807,416
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               583,061
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                               909,794
-------------------------------------------------------------------------------------------
Other                                                                             1,437,294
-------------------------------------------------------------------------------------------
Total expenses                                                                   59,960,983
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                       (1,485,779)
-------------------------------------------------------------------------------------------
Net expenses                                                                     58,475,204
-------------------------------------------------------------------------------------------
Net investment loss                                                             (38,282,273)
-------------------------------------------------------------------------------------------
Net realized loss on investments (including realized loss of $77,505,567
on sales of investments in affiliated issuers) (Notes 1, 3 and 5)              (185,393,844)
-------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                 (44,694,316)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
futures contracts during the period                                          (1,121,245,527)
-------------------------------------------------------------------------------------------
Net loss on investments                                                      (1,351,333,687)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                        $(1,389,615,960)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                       January 31          July 31
                                                                            2001*             2000
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment loss                                               $   (38,282,273)  $  (62,982,445)
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                              (230,088,160)   2,412,270,912
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments          (1,121,245,527)     872,985,202
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                          (1,389,615,960)   3,222,273,669
--------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------
  From net realized gain on investments
   Class A                                                         (1,433,185,533)    (597,955,090)
--------------------------------------------------------------------------------------------------
   Class B                                                           (667,100,950)    (297,083,856)
--------------------------------------------------------------------------------------------------
   Class C                                                            (26,094,198)        (789,555)
--------------------------------------------------------------------------------------------------
   Class M                                                            (51,318,113)     (24,557,590)
--------------------------------------------------------------------------------------------------
   Class Y                                                           (249,581,718)     (92,304,043)
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                   3,523,788,078    2,631,399,814
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                              (293,108,394)   4,840,983,349

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                11,005,337,257    6,164,353,908
--------------------------------------------------------------------------------------------------
End of period (including accumulated
net investment loss of $38,282,273
and $--, respectively)                                            $10,712,228,863  $11,005,337,257
--------------------------------------------------------------------------------------------------

*Unaudited

 The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                            January 31
operating performance               (Unaudited)                         Year ended July 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $19.10       $14.30       $13.49       $12.52        $9.79        $9.23
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment loss                     (.04)(c)     (.09)(c)     (.05)(c)     (.05)(c)     (.03)(c)     (.03)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                    (2.08)        7.18         1.89         1.98         3.43         1.45
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (2.12)        7.09         1.84         1.93         3.40         1.42
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (3.82)       (2.29)       (1.03)        (.96)        (.67)        (.86)
------------------------------------------------------------------------------------------------------------------
Total distributions                    (3.82)       (2.29)       (1.03)        (.96)        (.67)        (.86)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $13.16       $19.10       $14.30       $13.49       $12.52        $9.79
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                (11.30)*      53.19        15.08        16.90        36.25        16.64
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $6,426,806   $6,763,532   $3,672,460   $3,279,628   $2,626,464   $1,220,639
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .43*         .87          .94          .98         1.04         1.10
------------------------------------------------------------------------------------------------------------------
Ratio of net investment (loss)
to average net assets (%)               (.24)*       (.51)        (.41)        (.38)        (.25)        (.29)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 49.60*      115.31       155.40       110.60        82.91       106.58
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                           January 31
operating performance               (Unaudited)                         Year ended July 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $17.73       $13.51       $12.89       $12.09        $9.55        $9.08
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment loss (c)                 (.10)        (.21)        (.14)        (.14)        (.11)        (.10)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                    (1.92)        6.72         1.79         1.90         3.32         1.43
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (2.02)        6.51         1.65         1.76         3.21         1.33
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (3.82)       (2.29)       (1.03)        (.96)        (.67)        (.86)
------------------------------------------------------------------------------------------------------------------
Total distributions                    (3.82)       (2.29)       (1.03)        (.96)        (.67)        (.86)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $11.89       $17.73       $13.51       $12.89       $12.09        $9.55
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                (11.63)*      51.89        14.27        16.05        35.14        15.88
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $2,747,780   $2,880,568   $1,768,766   $1,585,961   $1,212,589     $488,085
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .81*        1.62         1.69         1.73         1.79         1.81
------------------------------------------------------------------------------------------------------------------
Ratio of net investment (loss)
to average net assets (%)               (.62)*      (1.26)       (1.16)       (1.13)        (.99)       (1.03)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 49.60*      115.31       155.40       110.60        82.91       106.58
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------
                                     Six months
                                       ended                  For the period
Per-share                            January 31   Year ended  July 26, 1999+
operating performance               (Unaudited)    July 31     to July 31
---------------------------------------------------------------------------
                                        2001         2000         1999
---------------------------------------------------------------------------
Net asset value,
beginning of period                   $18.95       $14.30       $14.54
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment loss (c)                 (.10)        (.24)          --(d)
---------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (2.07)        7.18         (.24)
---------------------------------------------------------------------------
Total from
investment operations                  (2.17)        6.94         (.24)
---------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------
From net realized gain
on investments                         (3.82)       (2.29)          --
---------------------------------------------------------------------------
Total distributions                    (3.82)       (2.29)          --
---------------------------------------------------------------------------
Net asset value,
end of period                         $12.96       $18.95       $14.30
---------------------------------------------------------------------------
Total return at
net asset value (%)(a)                (11.69)*      52.03        (1.65)*
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $149,127      $91,914         $364
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .81*        1.62          .01*
---------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)        (.62)*      (1.24)        (.01)*
---------------------------------------------------------------------------
Portfolio turnover (%)                 49.60*      115.31       155.40
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Net investment loss was less than $0.01 per share.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                            January 31
operating performance               (Unaudited)                        Year ended July 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $18.40       $13.92       $13.22       $12.34        $9.72        $9.19
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment loss (c)                 (.08)        (.17)        (.12)        (.11)        (.08)        (.08)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                    (1.99)        6.94         1.85         1.95         3.37         1.47
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (2.07)        6.77         1.73         1.84         3.29         1.39
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (3.82)       (2.29)       (1.03)        (.96)        (.67)        (.86)
------------------------------------------------------------------------------------------------------------------
Total distributions                    (3.82)       (2.29)       (1.03)        (.96)        (.67)        (.86)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $12.51       $18.40       $13.92       $13.22       $12.34        $9.72
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                (11.47)*      52.26        14.53        16.38        35.35        16.37
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $219,303     $241,432     $150,573     $128,259      $90,788      $22,232
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .68*        1.37         1.44         1.48         1.54         1.54
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)        (.49)*      (1.01)        (.91)        (.88)        (.73)        (.82)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 49.60*      115.31       155.40       110.60        82.91       106.58
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                            January 31
operating performance               (Unaudited)                         Year ended July 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $19.48       $14.52       $13.64       $12.61        $9.84        $9.24
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment loss                     (.02)(c)     (.05)(c)     (.02)(c)     (.02)(c)       --(c)(d)     --(d)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                    (2.13)        7.30         1.93         2.01         3.44         1.46
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (2.15)        7.25         1.91         1.99         3.44         1.46
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (3.82)       (2.29)       (1.03)        (.96)        (.67)        (.86)
------------------------------------------------------------------------------------------------------------------
Total distributions                    (3.82)       (2.29)       (1.03)        (.96)        (.67)        (.86)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $13.51       $19.48       $14.52       $13.64       $12.61        $9.84
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                (11.23)*      53.51        15.44        17.26        36.49        17.07
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $1,169,213   $1,027,892     $572,191     $288,593     $242,742      $63,330
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .31*         .62          .69          .73          .79          .81
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)        (.12)*       (.26)        (.17)        (.13)         .02         (.01)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 49.60*      115.31       155.40       110.60        82.91       106.58
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Net investment loss was less than $0.01 per share.



NOTES TO FINANCIAL STATEMENTS
January 31, 2001 (Unaudited)

Note 1
Significant accounting policies

Putnam Vista Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation by investing primarily in common stocks selected for above-average growth potential and that involves certain risks. The fund may also trade securities for short-term profits.

The fund offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly owned subsidiary of Putnam Investments, LLC.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended January 31, 2001, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

I) Security lending The fund may lend securities, through its agent Citibank N.A., to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is delivered to the fund on the next business day.
The risk of borrower default will be borne by Citibank N.A. and the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of Operations. At January 31, 2001, the value of securities loaned amounted to $966,242,352. The fund received cash collateral of $1,014,914,363 which was invested in 33 issues of high grade short-term investments.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the six months ended, January 31, 2001, the fund's expenses were reduced by $1,485,779 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $4,373 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C, and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management, Inc. at an annual rate up to 0.35%, 1.00%, 1.00%, and 1.00% of the average net assets attributable to class A, class B, class C, and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C, and class M shares respectively.

For the six month period ended January 31, 2001, Putnam Retail Management, Inc., acting as underwriter received net commissions of $1,640,624 and $42,776 from the sale of class A and class M shares, respectively, and received $1,116,768 and $20,186 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six month period ended January 31, 2001, Putnam Retail Management, Inc., acting as underwriter received $88,286 on class A redemptions.

Note 3
Purchases and sales of securities

During the six-month period ended January 31, 2001, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $6,125,768,328 and $5,483,324,606, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At January 31, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                          Six months ended January 31, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 94,236,944     $ 1,627,197,957
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                              102,540,106       1,362,758,379
---------------------------------------------------------------------------
                                           196,777,050       2,989,956,336

Shares
repurchased                                (62,456,601)     (1,063,289,432)
---------------------------------------------------------------------------
Net increase                               134,320,449     $ 1,926,666,904
---------------------------------------------------------------------------

                                                   Year ended July 31, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                148,875,856     $ 2,755,980,157
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               36,270,301         565,453,292
---------------------------------------------------------------------------
                                           185,146,157       3,321,433,449

Shares
repurchased                                (87,755,256)     (1,570,813,140)
---------------------------------------------------------------------------
Net increase                                97,390,901     $ 1,750,620,309
---------------------------------------------------------------------------

                                          Six months ended January 31, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 42,926,924      $  681,230,759
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               51,379,097         617,576,652
---------------------------------------------------------------------------
                                            94,306,021       1,298,807,411

Shares
repurchased                                (25,698,026)       (392,387,240)
---------------------------------------------------------------------------
Net increase                                68,607,995      $  906,420,171
---------------------------------------------------------------------------

                                                   Year ended July 31, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 58,287,478      $1,011,207,964
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               18,896,255         274,940,514
---------------------------------------------------------------------------
                                            77,183,733       1,286,148,478

Shares
repurchased                                (45,717,778)       (773,121,833)
---------------------------------------------------------------------------
Net increase                                31,465,955      $  513,026,645
---------------------------------------------------------------------------

                                          Six months ended January 31, 2001
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  7,163,390        $114,610,533
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,828,896          23,976,832
---------------------------------------------------------------------------
                                             8,992,286         138,587,365

Shares
repurchased                                 (2,339,166)        (40,698,424)
---------------------------------------------------------------------------
Net increase                                 6,653,120        $ 97,888,941
---------------------------------------------------------------------------

                                                   Year ended July 31, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  5,066,652        $100,411,190
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   45,124             701,686
---------------------------------------------------------------------------
                                             5,111,776         101,112,876

Shares
repurchased                                   (286,103)         (5,405,097)
---------------------------------------------------------------------------
Net increase                                 4,825,673        $ 95,707,779
---------------------------------------------------------------------------

                                          Six months ended January 31, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,895,589        $ 48,010,262
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                3,953,080          49,966,936
---------------------------------------------------------------------------
                                             6,848,669          97,977,198

Shares
repurchased                                 (2,434,096)        (38,521,370)
---------------------------------------------------------------------------
Net increase                                 4,414,573        $ 59,455,828
---------------------------------------------------------------------------

                                                   Year ended July 31, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  6,664,785       $ 115,622,841
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,594,786          24,049,323
---------------------------------------------------------------------------
                                             8,259,571         139,672,164

Shares
repurchased                                 (5,960,334)       (100,918,376)
---------------------------------------------------------------------------
Net increase                                 2,299,237       $  38,753,788
---------------------------------------------------------------------------

                                          Six months ended January 31, 2001
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 27,949,280       $ 491,552,394
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               18,296,559         249,581,718
---------------------------------------------------------------------------
                                            46,245,839         741,134,112

Shares
repurchased                                (12,506,222)       (207,777,878)
---------------------------------------------------------------------------
Net increase                                33,739,617       $ 533,356,234
---------------------------------------------------------------------------

                                                   Year ended July 31, 2000
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 28,686,680       $ 543,717,958
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                5,811,982          92,304,043
---------------------------------------------------------------------------
                                            34,498,662         636,022,001

Shares
repurchased                                (21,142,358)       (402,730,708)
---------------------------------------------------------------------------
Net increase                                13,356,304       $ 233,291,293
---------------------------------------------------------------------------

Note 5
Transactions with affiliated issuers

Transactions during the year with companies in which the fund owned at least 5% of the voting securities were as follows:

                                              Purchase               Sales            Dividend              Market
 Affiliates                                       Cost                Cost              Income             Value
------------------------------------------------------------------------------------------------------------------
DiamondCluster
International, Inc.                       $ 10,446,195        $         --                 $--        $ 47,665,850
IDEXX Laboratories, Inc.                            --                  --                  --          41,609,217
Linens N Things, Inc.                        2,693,135          86,965,651                  --                  --
Peregrine Systems, Inc.                    109,246,343                  --                  --         281,746,938
Radio One, Inc. Class A                             --          13,785,601                  --                  --
Sawtek, Inc.                                18,082,512          74,893,571                  --                  --
Spanish Broadcasting System, Inc.
Class A                                      1,453,324          59,753,919                  --                  --
------------------------------------------------------------------------------------------------------------------
  Totals                                  $141,921,509        $235,398,742                 $--        $371,022,005
------------------------------------------------------------------------------------------------------------------



Note 6
New accounting pronouncement

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the fund to amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities which are presently included in realized gain/loss. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The adoption of this principle will not be material to the financial statements.


OUR COMMITMENT TO QUALITY SERVICE

* CHOOSE AWARD-WINNING SERVICE

Putnam has won the DALBAR Service Award 10 times in the past 11 years. In 1997, 1998 and 2000, Putnam won all 3 DALBAR awards -- for service to investors, to financial advisors, and to variable annuity contract holders.*

* HELP YOUR INVESTMENTS GROW

Set up a systematic program for investing with as little as $25 a month from a Putnam money market fund or from your checking or savings account.+

* SWITCH FUNDS EASILY

Within the same class of shares, you can move money from one account to another without a service charge. (This privilege is subject to change or termination.)

* ACCESS YOUR MONEY QUICKLY

You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

For details about any of these or other services, contact your financial advisor or call the toll-free number shown below and speak with a helpful Putnam representative. To learn more about Putnam, visit our Web site.

www.putnaminvestments.com

To make an additional investment in this or any other Putnam fund, contact your financial advisor or call our toll-free number.

1-800-225-1581

*DALBAR, Inc., an independent research firm, presents the awards to financial services firms that provide consistently excellent service.

+Regular investing, of course, does not guarantee a profit or protect against a loss in a declining market.


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund
Capital Appreciation Fund
Capital Opportunities Fund
Europe Growth Fund
Global Equity Fund
Global Growth Fund
Global Natural Resources Fund
Growth Opportunities Fund
Health Sciences Trust
International Growth Fund
International New Opportunities Fund
Investors Fund
New Century Growth Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Research Fund
Tax Smart Equity Fund
Technology Fund
Vista Fund
Voyager Fund
Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Fund
Balanced Retirement Fund
Classic Equity Fund *
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
Global Growth and Income Fund
The Putnam Fund for Growth and Income
International Growth and Income Fund
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund
Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Governmental Income Trust
High Yield Advantage Fund [DBL. DAGGER]
High Yield Trust [DBL. DAGGER]
High Yield Trust II
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund **
Preferred Income Fund
Strategic Income Fund
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund **
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Formerly Putnam Growth and Income Fund II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK]  Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminvestments.com.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Eric M. Wetlaufer
Vice President and Fund Manager

Anthony C. Santosus
Vice President and Fund Manager

Dana F. Clark
Vice President and Fund Manager

Margery C. Parker
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Vista Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site:
www.putnaminvestments.com.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE

[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


SA015-69561   006/317/515/   3/01


PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam Vista Fund
Supplement to semiannual Report dated 1/31/01

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

SEMIANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return for periods ended 1/31/01

                                                        NAV
6 months                                              -11.23%
1 year                                                 -0.62
5 years                                               172.86
Annual average                                         22.23
10 years                                              560.95
Annual average                                         20.79
Life of fund (since class A inception, 6/3/68)       4336.41
Annual average                                         12.31

Share value:                                            NAV
7/31/00                                               $19.48
1/31/01                                               $13.51
----------------------------------------------------------------------------
Distributions:      No.      Income      Capital gains      Total
                     1         --           $3.819         $3.819
----------------------------------------------------------------------------
Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, but do not reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.